Earnings per share (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Profit/(loss) from continuing operations attributable to ordinary equity holders of parent, basic	₽ 2,387	₽ (1,736)	₽ 7,740
Profit/(loss) from discontinued operations attributable to ordinary equity holders of parent, basic	381	14,855	9,659
Profit/(loss) attributable to ordinary equity holders of parent entity, basic	2,768	13,119	17,399
Profit/(loss) from continuing operations attributable to ordinary equity holders of parent, diluted	2,387	(1,736)	7,740
Profit/(loss) from discontinued operations attributable to ordinary equity holders of parent, diluted	381	14,855	9,659
Profit/(loss) attributable to ordinary equity holders of parent entity, diluted	₽ 2,768	₽ 13,119	₽ 17,399
Weighted average number of ordinary shares for basic earnings per share	62,712,975	62,619,727	62,433,524
Effect of share-based payments			20,482
Weighted average number of ordinary shares for diluted earnings per share	62,712,975	62,619,727	62,454,006